SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 － SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Islands on February 16, 2024 with the authorized share of 100,000,000 Ordinary Shares.

The Company is authorized to issue one class of ordinary share.

On May 5, 2025, the Company entered into the Sale and Purchase Agreement with New Century to acquire 100% of equity interests in HTL Marketing. Under the terms of the Sale and Purchase Agreement, in exchange for acquiring HTL Marketing, the Company issued 75,000,000 Ordinary Shares to New Century, which are subject to two-year lock-up restrictions. This transaction was closed on May 19, 2025.

The Company and HTL Marketing are controlled by common shareholders prior to this acquisition. Hence, this acquisition was accounted for as common control acquisition in accordance with ASC 805-50-45-5. Under the guidance, the current corporate structure has been retroactively presented in prior periods as if such structure existed as of the beginning of the first period presented in the accompanying unaudited condensed consolidated and combined financial statements.

As of June 30, 2025 and December 31, 2024, 89,687,500 Ordinary Shares are issued and outstanding.